Financial Instruments - Fair Value Interest Rate Swap Hedges (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Effect of interest rate swap hedges on results
Net unrealized and realized losses on derivatives	$ (3,694)	$ (12,482)	$ (39,857)
Fair Value Hedges | Interest rate swap hedges
Fair Value Interest Rate Swap Hedges
Fair value change of interest rate swaps	$ 0	(100)	(500)
Effect of interest rate swap hedges on results
Unrealized losses on swap asset		(100)	(500)
Reclassification of fair value of hedged debt to Statement of Income		400	600
Realized gains		100	500
Net unrealized and realized losses on derivatives		$ 400	$ 600